Consolidated Statement of Financial Position (Parenthetical) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Interest payable, fines and penalties	₽ 41,992	₽ 38,594